Rating Agency Grades
Run Date - 10/16/2024 2:58:59 PM

LOAN INFORMATION						FINAL CREDIT LOAN GRADES		FINAL COMPLIANCE LOAN GRADES		FINAL PROPERTY LOAN GRADES		FINAL OVERALL LOAN GRADES
Unique ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	DBRS	Fitch	DBRS	Fitch	DBRS	Fitch
284516104	XXX	XXX		XXX	$XXX	B	B	B	B	A	A	B	B
284515023	XXX	XXX		XXX	$XXX	B	B	B	B	D	D	D	D
284515126	XXX	XXX		XXX	$XXX	A	A	A	A	A	A	A	A
284515004	XXX	XXX		XXX	$XXX	A	A	A	A	D	D	D	D
284514628	XXX	XXX		XXX	$XXX	A	A	C	C	D	D	D	D

Exception Grades
Run Date - 10/16/2024 2:58:59 PM

Unique ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
284516104	XXX	XXX		31730131	XXX	05/30/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Known defect: A completed and executed 4506 for the third borrower was not found. Although she signed the copy signed by the primary borrower, her name and social security number are not reflected in box 2a and 2b as required.				Reviewer Comment (2023/XX/13): Client elected to re grade the 4506 T missing doc exception cleared Reviewer Comment (2023/XX/01): Seller known defect. Seller Comment (2023/XX/31): This was part of the disclosed defect regarding the third party borrower not being added to the loan correctly and missing all disclosures as required. Thank you.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	12/XX/2022	FL	Primary	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284516104	XXX	XXX		31730132	XXX	05/30/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Known defect: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.				Reviewer Comment (2023/XX/13): Client elected to re grade the 4506 T missing doc exception cleared Reviewer Comment (2023/XX/01): Seller known defect. Seller Comment (2023/XX/31): This was part of the disclosed defect regarding the third party borrower not being added to the loan correctly and missing all disclosures as required. Thank you.	06/13/2023			1	B	A	C	A	B	A	C	A	B	A	12/XX/2022	FL	Primary	Purchase	Lender to provide updated ATR/QM status	B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284516104	XXX	XXX		31730133	XXX	05/30/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Known defect: The loan is waterfalling to standard ATR/QM requirements due missing the completed and executed 4506 for the third borrower.				Reviewer Comment (2023/XX/13): Client elected to re grade the 4506 T missing doc exception cleared Reviewer Comment (2023/XX/01): Seller known defect. Seller Comment (2023/XX/31): This was part of the disclosed defect regarding the third party borrower not being added to the loan correctly and missing all disclosures as required. Thank you.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	12/XX/2022	FL	Primary	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284516104	XXX	XXX		31730134	XXX	05/30/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	A valid Change of Circumstance was not found for the increase in the Transfer Tax Fee from $XXX to $XXX. A tolerance cure in the amount of $XXX is required for this zero percent tolerance fee.
Reviewer Comment (2023/XX/23): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing

Seller Comment (2023/XX/22): Please see attached

Reviewer Comment (2023/XX/21): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing; however, tracking shows result as "Unfortunately we are unable to retrieve your tracking results at this time. Please try again later.". Kindly provide evidence that borrower received the Copy of check.

Seller Comment (2023/XX/20): Please see attached

Reviewer Comment (2023/XX/15): SitusAMC received Corrected PCCD and Letter of Explanation. However, we also required Copy of refund check and Proof of mailing in order to cure this exception.

Seller Comment (2023/XX/14): Please see attached

Reviewer Comment (2023/XX/06): SitusAMC received COC dated 10/XX stating subject property address was changed which is invalid. Since the property address was correct from initial LE therefore kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing.

Seller Comment (2023/XX/05): Please see attached

																			06/23/2023		2	C	B	C	B	C	B	C	B	C	B	12/XX/2022	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284516104	XXX	XXX		31730135	XXX	05/30/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Known defect: The loan is waterfalling to standard ATR/QM requirements due missing the completed and executed 4506 for the third borrower.				Reviewer Comment (2023/XX/13): Client elected to re grade the 4506 T missing doc exception cleared Reviewer Comment (2023/XX/01): Seller known defect. Seller Comment (2023/XX/31): This was part of the disclosed defect regarding the third party borrower not being added to the loan correctly and missing all disclosures as required. Thank you.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	12/XX/2022	FL	Primary	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284516104	XXX	XXX		31730136	XXX	05/30/2023	Credit	Missing Document	General	Missing Document	Incomplete Document: Note - Subject Lien is incomplete		Known defect: The Note is not executed by Borrower number three.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Seller Comment (2023/XX/27): Seller requests buyer review: S&D Reason Reviewer Comment (2023/XX/13): Client elected to re grade Reviewer Comment (2023/XX/01): Seller known defect. Seller Comment (2023/XX/31): This was a result of the known disclosed defect regarding the third party borrower not being added to the loan correctly. Thank you.				2	D	B	D	B	D	B	D	B	D	B	12/XX/2022	FL	Primary	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284516104	XXX	XXX		31730130	XXX	05/30/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX 4506-T (2020), 4506-T (2021)	Known defect: A completed and executed 4506 for the third borrower was not found. Although she signed the copy signed by the primary borrower, her name and social security number are not reflected in box 2a and 2b as required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Seller Comment (2023/XX/27): Seller requests buyer review: S&D Reason Reviewer Comment (2023/XX/13): Client elected to re grade Reviewer Comment (2023/XX/01): Seller known defect. Seller Comment (2023/XX/31): This was part of the disclosed defect regarding the third party borrower not being added to the loan correctly and missing all disclosures as required. Thank you.				2	C	B	C	B	C	B	C	B	C	B	12/XX/2022	FL	Primary	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284515023	XXX	XXX		31730744	XXX	05/26/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2023 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2023)	Missing evidence the Loan Estimate was received by borrower at least four (4) business days prior to closing.				Seller Comment (2023/XX/20): Seller requests buyer review: Agreed. The LE was sent electronically but the borrower never acknowledged receipt. Utilizing the mailbox rule puts it there 3 days prior to closing.				2	C	B	C	B	C	B	C	B	C	B	3/XX/2023	CA	Primary	Purchase	No Defined Cure	D	B	B	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284515023	XXX	XXX		31730746	XXX	05/26/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2023/XX/25): Sufficient Cure Provided At Closing		05/25/2023		1	A	A	A	A	A	A	A	A	A	A	3/XX/2023	CA	Primary	Purchase	Final CD evidences Cure	D	B	B	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284515023	XXX	XXX		31730743	XXX	05/26/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 03/XX/2023; Lien Position: 1					Reviewer Comment (2023/XX/30): Buyer will review Seller Comment (2023/XX/27): JPM to review and clear. Reviewer Comment (2023/XX/19): JPM to Review Seller Comment (2023/XX/19): JPM to Review Seller Comment (2023/XX/14): We were advised that JPM would be ordering secondary valuations and disaster certs.				3	D	D	D	D	D	D	D	D	D	D	3/XX/2023	CA	Primary	Purchase		D	B	B	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284515023	XXX	XXX		31730742	XXX	05/26/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2023/XX/30): Please provide once received, thank you

Seller Comment (2023/XX/28): Hello - We are actively working with the borrower to resign.

Reviewer Comment (2023/XX/21): Re-grading to EV2 per client guidance.

Reviewer Comment (2023/XX/12): Loan will require a corrected Security Instrument signed/dated by borrower and notarized along with the riders and evidence the corrected documents have been re-recorded.

Seller Comment (2023/XX/08): Property is not located in a PUD and the appraisal does not state is in one. The checkbox should not have been selected on the deed. I believe this was disclosed at bidding.

																					2	C	B	C	B	C	B	C	B	C	B	3/XX/2023	CA	Primary	Purchase		D	B	B	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284515004	XXX	XXX		31732092	XXX	05/31/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 03/XX/2023; Lien Position: 1					Seller Comment (2023/XX/27): JPM to review and clear. Reviewer Comment (2023/XX/19): JPM to Review Seller Comment (2023/XX/19): JPM to Review Seller Comment (2023/XX/14): We were advised that JPM would be ordering secondary valuations and disaster certs. Seller Comment (2023/XX/14): We were advised JP Morgan will be obtaining all disaster certs and secondary valuations.				3	D	D	D	D	D	D	D	D	D	D	3/XX/2023	NY	Primary	Purchase		D	A	A	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284514628	XXX	XXX		31732157	XXX	05/31/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 12/XX/2022; Lien Position: 1					Seller Comment (2023/XX/27): JPM to review and clear. Reviewer Comment (2023/XX/19): JPM to Review Seller Comment (2023/XX/19): JPM to Review Seller Comment (2023/XX/14): We were advised that JPM would be ordering secondary valuations and disaster certs.				3	D	D	D	D	D	D	D	D	D	D	12/XX/2022	TX	Primary	Purchase		D	A	C	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284514628	XXX	XXX		31732158	XXX	05/31/2023	Credit	Document Error	General	Document Error	FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.	Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)					Reviewer Comment (2023/XX/06): Proof of electronic receipt provided. Cleared. Seller Comment (2023/XX/06): Please see attached	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	12/XX/2022	TX	Primary	Purchase		D	A	C	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284514628	XXX	XXX		31732159	XXX	05/31/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022)					Reviewer Comment (2023/XX/08): Received, cleared. Seller Comment (2023/XX/07): This appraisal was transferred from XXX to XXX as the borrower switched lenders after the appraisal was completed. Please see attached letter from XXX showing the appraisal was given to the borrower on 11/XX	06/08/2023			1	B	A	B	A	B	A	B	A	B	A	12/XX/2022	TX	Primary	Purchase		D	A	C	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284514628	XXX	XXX		31732160	XXX	05/31/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	HUD QM Loan Amount Threshold	HUD Qualified Mortgage (Dodd-Frank 2014): Base loan amount of $XXX exceeds the HUD allowable of $XXX.					Reviewer Comment (2023/XX/09): After further review, exception cleared.	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	12/XX/2022	TX	Primary	Purchase		D	A	C	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284514628	XXX	XXX		31732161	XXX	05/31/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.					Reviewer Comment (2023/XX/06): Proof of electronic receipt provided. Cleared. Seller Comment (2023/XX/05): the form is sent electronically and the borrower acknowledged receiving it	06/06/2023			1	B	A	B	A	B	A	B	A	B	A	12/XX/2022	TX	Primary	Purchase		D	A	C	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
284514628	XXX	XXX		31732162	XXX	05/31/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	HUD QM AU Finding Fail	HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.	Known Defect: Not salable to FHA				Seller Comment (2023/XX/27): Seller requests buyer review: S&D Reason Reviewer Comment (2023/XX/09): This is tied to Known Defect not salable to FHA Seller Comment (2023/XX/08): The base loan amount is $XXX and within the 2022 loan limits. Please re-review.				3	C	C	C	C	C	C	C	C	C	C	12/XX/2022	TX	Primary	Purchase		D	A	C	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No